SHAREHOLDERS' EQUITY (Details) - USD ($)			6 Months Ended		12 Months Ended
	Sep. 26, 2023	Aug. 28, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Feb. 14, 2022
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)			360,000,000
Balance at end of period (in shares)			360,000,000		360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)			208,796,444
Balance at beginning of period, outstanding (in shares)			208,796,444
Balance at end of period, issued (in shares)			208,796,444		208,796,444
Balance at end of period, outstanding (in shares)			208,796,444		208,796,444
Common Stock [Roll forward]
At-the-Market Offering				$ 34,841,000
Common Stock [Abstract]
Share based compensation			$ 1,147,000	$ 56,000
Dividends [Abstract]
Dividends declared			$ 62,600,000
Dividend declared (in dollars per share)			$ 0.3
Dividends paid			$ 31,300,000
Dividends payable			31,319,000		$ 0
Stock Option [Member]
Common Stock [Abstract]
Stock option grants (in shares)					3,990,000
Share based compensation					$ 1,100,000
Subsequent Event [Member]
Dividends [Abstract]
Dividend declared (in dollars per share)		$ 0.13
60 Million 2022 ATM Offering [Member]
Common Stock [Abstract]
Proceeds at-the-market offering of common stock			0
Remaining available proceeds from offering			$ 26,400,000
60 Million 2022 ATM Offering [Member] | Subsequent Event [Member]
Common Stock [Abstract]
Share price (in dollars per share)	$ 4
Remaining balance available, fully utilizing the new shares issued (in shares)	6,610,789
60 Million 2022 ATM Offering [Member] | Maximum [Member]
Common Stock [Abstract]
At-the-market offering of common Stock						$ 60,000,000
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)			360,000,000
Balance at end of period (in shares)			360,000,000		360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)			208,796,444
Balance at beginning of period, outstanding (in shares)			208,796,444
At-the-Market Offering (in shares)				18,978,666
Balance at end of period, issued (in shares)			208,796,444		208,796,444
Balance at end of period, outstanding (in shares)			208,796,444		208,796,444
Common Stock [Roll forward]
Balance at beginning of period			$ 2,087,000
At-the-Market Offering				$ 190,000
Balance at end of period			2,087,000		$ 2,087,000
Common Stock [Abstract]
Share based compensation			$ 0	$ 0
Common Stock [Member] | 60 Million 2022 ATM Offering [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares)			0
Common Stock [Roll forward]
At-the-Market Offering			$ 0
Common Stock [Abstract]
At-the-market offering of common Stock			$ 60,000,000